SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Convenience translation, Restricted cash, Accounts receivable and Inventories (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 27, 2024 $ / ¥
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Buying rate | $ / ¥				7.298
Allowance for credit losses | ¥	¥ 0		¥ 0
Inventory wrote off	¥ 56,200	$ 7.7	¥ 30,000